Income Taxes - Schedule of Company's Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ (58,587)	$ (53,780)	$ (95,117)	$ (2,939,437)
Deferred tax benefit (expense)	56,406	17,409	83,634	(508,499)
Income tax benefit (expense)	$ (2,181)	$ (36,371)	$ (11,483)	$ (3,447,936)